CONVERTIBLE NOTES - Schedule of Convertible Notes (Details) - USD ($)			3 Months Ended					12 Months Ended		18 Months Ended
	Jun. 09, 2020	Jan. 11, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2021	Aug. 22, 2019
Debt Instrument, Principal [Roll Forward]
Promissory Notes, net of discount				$ 2,129,016					$ 2,129,016		$ 250,000
Net Principal Balance 12/31/2020				2,129,016					2,129,016		250,000
Convertible Notes
Debt Instrument, Principal [Roll Forward]
Secured Notes Principal Balance at December 31, 2018							$ 2,246,733	$ 2,990,583	2,246,733	$ 2,246,733
New Notes								10,750,000	995,568
Notes assigned or exchanged								(2,945,583)	934,000
Notes converted								(45,000)	(1,185,718)
Secured Notes Principal Balance at December 31, 2019				2,990,583				10,750,000	2,990,583
Less: remaining discount				(861,567)				(2,936,952)	(861,567)
Promissory Notes, net of discount				2,129,016				7,813,048	2,129,016
Net Principal Balance 12/31/2020				2,129,016				7,813,048	2,129,016
Penumbra Convertible Promissory Note
Debt Instrument, Principal [Roll Forward]
New Notes	$ 250,000
Convertible Debt | October 2016 Convertible Notes
Debt Instrument, Principal [Roll Forward]
Secured Notes Principal Balance at December 31, 2018							330,000	330,000	330,000	330,000
New Notes									0
Notes assigned or exchanged								(330,000)	0
Notes converted									0
Secured Notes Principal Balance at December 31, 2019				330,000					330,000
Less: remaining discount				0					0
Promissory Notes, net of discount				330,000					330,000
Net Principal Balance 12/31/2020				330,000					330,000
Convertible Debt | 2017 St. George Convertible Note
Debt Instrument, Principal [Roll Forward]
Secured Notes Principal Balance at December 31, 2018							1,099,233	617,663	1,099,233	1,099,233
Adjustments									(172,500)
Notes assigned or exchanged								(617,663)	0
Notes converted									(309,070)
Secured Notes Principal Balance at December 31, 2019				617,663					617,663
Less: remaining discount				0					0
Promissory Notes, net of discount				617,663					617,663
Net Principal Balance 12/31/2020				617,663					617,663
Convertible Debt | Baybridge Convertible Note
Debt Instrument, Principal [Roll Forward]
Secured Notes Principal Balance at December 31, 2018							62,500	940,600	62,500	62,500
New Notes									0
Notes assigned or exchanged								(940,600)	1,160,000
Notes converted				(16,900)	$ (86,000)	$ (88,500)	(90,500)		(281,900)
Secured Notes Principal Balance at December 31, 2019				940,600					940,600
Less: remaining discount				(408,333)					(408,333)			$ (234,000)
Promissory Notes, net of discount				532,267					532,267
Net Principal Balance 12/31/2020				532,267					532,267
Convertible Debt | Bellridge Convertible Note
Debt Instrument, Principal [Roll Forward]
Secured Notes Principal Balance at December 31, 2018							455,000	496,000	455,000	455,000
New Notes									510,000
Notes assigned or exchanged								(451,000)	(226,000)
Notes converted			$ (45,000)	(41,000)	(89,000)	(47,385)	(65,615)	(45,000)	(243,000)	(288,000)
Secured Notes Principal Balance at December 31, 2019				496,000					496,000
Less: remaining discount				(382,500)					(382,500)
Promissory Notes, net of discount				113,500					113,500
Net Principal Balance 12/31/2020				113,500					113,500
Convertible Debt | Power Up Convertible Note
Debt Instrument, Principal [Roll Forward]
Secured Notes Principal Balance at December 31, 2018							225,000	106,820	225,000	225,000
New Notes									149,500
Notes assigned or exchanged								(106,820)	0
Notes converted				(28,080)	$ (14,600)	$ (42,500)	(182,500)		(267,680)
Secured Notes Principal Balance at December 31, 2019				106,820					106,820
Less: remaining discount				(26,566)					(26,566)
Promissory Notes, net of discount				80,254					80,254
Net Principal Balance 12/31/2020				80,254					80,254
Convertible Debt | EMA Convertible Note
Debt Instrument, Principal [Roll Forward]
Secured Notes Principal Balance at December 31, 2018							75,000	0	75,000	75,000
New Notes									0
Notes assigned or exchanged									(75,000)
Notes converted									0
Secured Notes Principal Balance at December 31, 2019				0					0
Less: remaining discount				0					0
Promissory Notes, net of discount				0					0
Net Principal Balance 12/31/2020				0					0
Convertible Debt | Widjaja Convertible Note
Debt Instrument, Principal [Roll Forward]
Secured Notes Principal Balance at December 31, 2018							0	330,000	0	0
New Notes		$ 330,000							330,000
Notes assigned or exchanged								(330,000)	0
Notes converted								0	0
Secured Notes Principal Balance at December 31, 2019				330,000					330,000
Less: remaining discount				(1)					(1)
Promissory Notes, net of discount				329,999					329,999
Net Principal Balance 12/31/2020				329,999					329,999
Convertible Debt | GS Capital Partners, LLC
Debt Instrument, Principal [Roll Forward]
Secured Notes Principal Balance at December 31, 2018							$ 0	169,500	0	$ 0
New Notes									178,568
Notes assigned or exchanged								(169,500)	75,000
Notes converted									(84,068)
Secured Notes Principal Balance at December 31, 2019				169,500					169,500
Less: remaining discount				(44,167)					(44,167)
Promissory Notes, net of discount				125,333					125,333
Net Principal Balance 12/31/2020				$ 125,333					$ 125,333
Convertible Debt | Convertible Notes
Debt Instrument, Principal [Roll Forward]
Less: remaining discount								(2,936,952)			(2,641,349)
Promissory Notes, net of discount								7,813,048			8,108,651
Principal Balance 12/31/2020								10,750,000			10,750,000
Net Principal Balance 12/31/2020								7,813,048			8,108,651
Convertible Debt | Penumbra Convertible Promissory Note
Debt Instrument, Principal [Roll Forward]
New Notes								250,000
Notes assigned or exchanged								(250,000)
Convertible Debt | B D1 Convertible Notes
Debt Instrument, Principal [Roll Forward]
New Notes								10,500,000
Secured Notes Principal Balance at December 31, 2019								10,500,000
Less: remaining discount								(2,936,952)			(2,641,349)
Promissory Notes, net of discount								7,563,048			7,858,651
Principal Balance 12/31/2020								10,500,000			10,500,000
Net Principal Balance 12/31/2020								7,563,048			7,858,651
Convertible Debt | Crowdex Convertible Note
Debt Instrument, Principal [Roll Forward]
Notes assigned or exchanged								250,000
Secured Notes Principal Balance at December 31, 2019								250,000
Less: remaining discount								0			0
Promissory Notes, net of discount								250,000			250,000
Principal Balance 12/31/2020								250,000			250,000
Net Principal Balance 12/31/2020								$ 250,000			$ 250,000